Stockholders' Equity - Summary of Restricted Stock Activity (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted Stock, Number of Shares [Roll Forward]
Outstanding, beginning of period (in shares)	46	103
Granted (in shares)	261	13
Vested (in shares)	(24)	(55)
Forfeited (in shares)		(15)
Outstanding, end of period (in shares)	283	46
Restricted Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested, beginning of period (in dollars per share)	$ 6,664.00	$ 6,664.00
Granted (in dollars per share)	84.00	1,512.00
Vested (in dollars per share)	6,664.00	5,404.00
Forfeited (in dollars per share)		6,664.00
Non-vested, end of period (in dollars per share)	$ 595.52	$ 6,664.00